Consolidated Statements of Cash Flows - USD ($)		6 Months Ended		12 Months Ended
	Dec. 31, 2023	Jun. 30, 2024	Jun. 30, 2023	Dec. 31, 2023	Dec. 31, 2022
Cash flows from operating activities
Net loss	$ (5,000)	$ (2,134,199)
Net change in operating assets and liabilities
Accrued liabilities	5,000
Net cash used in operating activities		0
Cash flows from financing activities
Increase / (Decrease) in cash and cash equivalents	0	0
Cash and cash equivalents, beginning of period	0	0
Cash and cash equivalents, end of period	0	0		$ 0
Adagio Medical Inc
Cash flows from operating activities
Net loss		(14,478,000)	$ (17,824,000)	(38,146,000)	$ (23,673,000)
Adjustments to reconcile net loss to net cash used in operating activities:
Depreciation and amortization		587,000	264,000	532,000	495,000
Non-cash operating lease expense		83,000	78,000	159,000	147,000
Stock-based compensation		221,000	204,000	442,000	365,000
Provision for inventory impairment		41,000	(16,000)	25,000	(76,000)
Amortization of term loan discount		(10,000)	(6,000)	16,000
Loss on disposal of property and equipment		58,000		3,000
Change in fair value of convertible notes payables		(2,531,000)	3,649,000	8,486,000
Change in fair value of warrant liabilities		(14,000)	60,000	42,000
Net change in operating assets and liabilities
Accounts receivable, net		(99,000)	(77,000)	(70,000)	33,000
Inventories, net		(788,000)	128,000	(2,976,000)	35,000
Prepaid expenses and other current assets		45,000	410,000	410,000	(320,000)
Accounts payable		1,750,000	230,000	2,821,000	436,000
Accrued liabilities		386,000	(99,000)	886,000	157,000
Accrued transaction costs		(299,000)	403,000	444,000
Other accrued liabilities		1,428,000	501,000	1,435,000	137,000
Operating lease liabilities		(84,000)	(79,000)	(161,000)	(146,000)
Other long-term liabilities					(2,000)
Net cash used in operating activities		(13,684,000)	(12,162,000)	(25,652,000)	(22,412,000)
Cash flows from investing activities
Purchases of property and equipment		(337,000)	(195,000)	(333,000)	(492,000)
Proceeds from sale of property and equipment					2,000
Purchases of software			(7,000)	(7,000)	(10,000)
Net cash used in investing activities		(337,000)	(202,000)	(340,000)	(500,000)
Cash flows from financing activities
Proceeds from exercise of common stock options			18,000	18,300	25,400
Proceeds from issuance of convertible notes payables		15,500,000	7,000,000	20,000,000	9,500,000
Proceeds from term loan			(3,000,000)	3,000,000
Repayment of term loan		(857,000)	(286,000)	(1,143,000)
Net cash provided by financing activities		14,643,000	9,732,000	21,875,000	9,525,000
Effect of foreign currency translation on cash and cash equivalents		40,000	(18,000)	(47,000)	81,000
Increase / (Decrease) in cash and cash equivalents		662,000	(2,650,000)	(4,164,000)	(13,306,000)
Cash and cash equivalents, beginning of period		1,383,000	5,547,000	5,547,000	18,853,000
Cash and cash equivalents, end of period	$ 1,383,000	2,045,000	2,897,000	1,383,000	$ 5,547,000
Supplemental disclosures of cash flow information:
Cash paid for interest		$ 76,000	89,000	208,000
Supplemental schedule of non-cash financing activities:
Amount of term loan proceeds allocated to warrant liabilities			$ 36,000	$ 36,000